Provisions (Tables)	12 Months Ended
Mar. 31, 2021
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Components of and Changes in Provisions
The components of and changes in provisions for the year ended March 31, 2021 are as follows:

	Yen (millions)
	Product warranties*	Other	Total
Balance as of April 1, 2020	¥380,689	¥144,925	¥525,614

Provision	¥272,076	¥44,009	¥316,085
Write-offs	(166,206)	(35,066)	(201,272)
Reversal	(22,002)	(4,340)	(26,342)
Exchange differences on translating foreign operations	16,466	10,490	26,956

Balance as of March 31, 2021	¥481,023	¥160,018	¥641,041

Current Liabilities and Non-current Liabilities of Provisions
Current liabilities and
non-current
liabilities of provisions as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Current liabilities	¥287,175	¥362,151
Non-current liabilities	238,439	278,890

Total	¥525,614	¥641,041